Fees Summary	Aug. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 66,412,500.00
Previously Paid Amount	0.00
Total Fee Amount	10,167.76
Total Offset Amount	0.00
Net Fee	$ 10,167.76